Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Debt [Abstract]
Long-Term Debt
The amount of long-term debt shown in the accompanying consolidated balance sheet of December 31, 2022, is analyzed as follows:

		Year Ended
Loan facilities	Borrowers	December 31, 2021	December 31, 2022
$11.0 Million Term Loan Facility (a)	Spetses- Pikachu	$7,800,000	$6,200,000
$4.5 Million Term Loan Facility (b)	Bistro	3,450,000	2,850,000
$15.29 Million Term Loan Facility (c)	Pocahontas- Jumaru	13,877,000	11,993,000
$18.0 Million Term Loan Facility (d)	Rocket- Gamora	16,300,000	13,250,000
$40.75 Million Term Loan Facility (e)	Liono-Snoopy-Cinderella-Luffy	39,596,000	34,980,000
$23.15 Million Term Loan Facility (f)	Bagheera-Garfield	22,738,500	17,800,500
$55.00 Million Term Loan Facility (g)	Mulan- Johnny Bravo-Songoku-Asterix-Stewie	—	44,395,000
$22.5 Million Term Loan Facility (h)	Tom-Jerry	—	22,250,000
Total long-term debt		$103,761,500	$153,718,500
Less: Deferred financing costs		(1,720,101)	(1,877,264)
Total long-term debt, net of deferred finance costs		$102,041,399	151,841,236

Presented:
Current portion of long-term debt		$16,688,000	$32,548,400
Less: Current portion of deferred finance costs		(596,277)	(771,283)
Current portion of long-term debt, net of deferred finance costs		$16,091,723	$31,777,117

Non-Current portion of long-term debt		87,073,500	121,170,100
Less: Non-Current portion of deferred finance costs		(1,123,824)	(1,105,981)
Non-Current portion of long-term debt, net of deferred finance costs		$85,949,676	$120,064,119

Annual Principal Payments
The annual principal payments for the Company’s outstanding debt arrangements as of December 31, 2022, required to be made after the balance sheet date, are as follows:

Year ending December 31,	Amount
2023	$32,548,400
2024	27,204,400
2025	33,915,400
2026	40,140,300
2027	19,910,000
Total long-term debt	$153,718,500